Insurance technical provisions and pension plans (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	R$ 5,966,184	R$ 5,818,525
Year claims were notified - Up to 2009
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	2,030,027
Payments of claims	(1,988,462)
Outstanding claims, net of reinsurance	41,565
Year claims were notified - Up to 2009 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,954,928
Year claims were notified - Up to 2009 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,933,104
Year claims were notified - Up to 2009 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,931,327
Year claims were notified - Up to 2009 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,936,905
Year claims were notified - Up to 2009 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,960,500
Year claims were notified - Up to 2009 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,966,313
Year claims were notified - Up to 2009 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,980,991
Year claims were notified - Up to 2009 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,994,592
Year claims were notified - Up to 2009 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,990,902
Year claims were notified - Up to 2009 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,994,494
Year claims were notified - Up to 2009 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,030,027
Year claims were notified - 2010
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	2,478,498
Payments of claims	(2,463,852)
Outstanding claims, net of reinsurance	14,646
Year claims were notified - 2010 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,439,011
Year claims were notified - 2010 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,404,646
Year claims were notified - 2010 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,406,805
Year claims were notified - 2010 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,426,310
Year claims were notified - 2010 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,445,507
Year claims were notified - 2010 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,460,692
Year claims were notified - 2010 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,472,476
Year claims were notified - 2010 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,471,407
Year claims were notified - 2010 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,479,351
Year claims were notified - 2010 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,478,498
Year claims were notified - 2011
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	2,688,317
Payments of claims	(2,663,155)
Outstanding claims, net of reinsurance	25,162
Year claims were notified - 2011 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,653,641
Year claims were notified - 2011 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,617,957
Year claims were notified - 2011 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,609,034
Year claims were notified - 2011 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,629,288
Year claims were notified - 2011 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,639,629
Year claims were notified - 2011 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,670,472
Year claims were notified - 2011 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,673,132
Year claims were notified - 2011 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,686,379
Year claims were notified - 2011 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,688,317
Year claims were notified - 2012
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	2,983,500
Payments of claims	(2,953,900)
Outstanding claims, net of reinsurance	29,600
Year claims were notified - 2012 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,022,457
Year claims were notified - 2012 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,908,173
Year claims were notified - 2012 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,915,173
Year claims were notified - 2012 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,927,529
Year claims were notified - 2012 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,957,403
Year claims were notified - 2012 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,963,901
Year claims were notified - 2012 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,978,029
Year claims were notified - 2012 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,983,500
Year claims were notified - 2013
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	2,893,423
Payments of claims	(2,860,508)
Outstanding claims, net of reinsurance	32,915
Year claims were notified - 2013 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,021,084
Year claims were notified - 2013 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,849,909
Year claims were notified - 2013 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,832,016
Year claims were notified - 2013 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,874,862
Year claims were notified - 2013 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,868,888
Year claims were notified - 2013 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,884,539
Year claims were notified - 2013 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	2,893,423
Year claims were notified - 2014
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	3,550,811
Payments of claims	(3,503,523)
Outstanding claims, net of reinsurance	47,288
Year claims were notified - 2014 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,761,029
Year claims were notified - 2014 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,527,585
Year claims were notified - 2014 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,539,989
Year claims were notified - 2014 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,526,769
Year claims were notified - 2014 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,539,721
Year claims were notified - 2014 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,550,811
Year claims were notified - 2015
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	3,933,030
Payments of claims	(3,860,945)
Outstanding claims, net of reinsurance	72,085
Year claims were notified - 2015 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,074,519
Year claims were notified - 2015 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,954,939
Year claims were notified - 2015 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,900,981
Year claims were notified - 2015 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,921,156
Year claims were notified - 2015 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,933,030
Year claims were notified - 2016
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	3,813,890
Payments of claims	(3,733,656)
Outstanding claims, net of reinsurance	80,234
Year claims were notified - 2016 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,960,519
Year claims were notified - 2016 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,796,535
Year claims were notified - 2016 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,803,980
Year claims were notified - 2016 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,813,890
Year claims were notified - 2017
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	3,715,400
Payments of claims	(3,620,073)
Outstanding claims, net of reinsurance	95,327
Year claims were notified - 2017 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,710,845
Year claims were notified - 2017 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,702,199
Year claims were notified - 2017 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,715,400
Year claims were notified - 2018
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	3,386,329
Payments of claims	(3,268,836)
Outstanding claims, net of reinsurance	117,493
Year claims were notified - 2018 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,410,760
Year claims were notified - 2018 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,386,329
Year claims were notified - 2019
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	3,281,789
Payments of claims	(2,603,961)
Outstanding claims, net of reinsurance	677,828
Year claims were notified - 2019 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,281,789
Year claims were notified - Total
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	34,755,014
Payments of claims	(33,520,871)
Outstanding claims, net of reinsurance	R$ 1,234,143